Consolidated statements of cash flow - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) / income		$ (71,017)	$ (33,379)	$ 38,606
Adjustments to reconcile net (loss) / income to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(13,270)	(7,968)	(4,839)
Depreciation of property, plant and equipment		171,452	145,894	87,569
Depreciation of right-of-use assets		17,873	10,509
Amortization of intangible assets		3,428	2,374	1,749
Retirement of property, plant and equipment and intangible assets and consumption of materials		24,314	19,124	12,101
Charge on income tax		14,589	26,369	51,538
Net increase in provisions		28,179	13,090	(3,422)
(Recovery) / Impairment of property, plant and equipment and intangible assets, net		(6,851)	41,429	(2,900)
Exchange differences, interest and other		3,143	(5,939)	(28,611)
Share-based benefit plans		541	493	308
Accrued insurance		(3,643)	(498)	(417)
Result of companies' revaluation				(11,980)
Result from the assignment of areas		(12,233)	(778)
Result from debt exchange		2,097
Result from financial instruments exchange		(1,330)
Changes in assets and liabilities:
Trade receivables		35,073	(11,833)	(25,912)
Other receivables		5,482	(13,076)	(9,873)
Inventories		13,332	6,726	951
Accounts payable		(21,039)	29,435	18,769
Taxes payables		862	(1,145)	2,615
Salaries and social security		8,611	4,534	1,904
Other liabilities		8,988	803	(1,178)
Decrease in provisions included in liabilities due to payment/use		(2,803)	(4,862)	(2,652)
Contract assets		(754)	445	(278)
Contract liabilities		526	776	2,179
Dividends received		2,616	811	583
Proceeds from collection of lost profit insurance		3,756	758	496
Income tax payments		(2,706)	(6,955)	(2,248)
Net cash flows from operating activities	[1],[2]	209,216	217,137	125,058
Investing activities:
Acquisition of property, plant and equipment and intangible assets		(114,616)	(161,455)	(88,293)
Contributions and acquisitions of interests in associates and joint ventures			(4,826)	(280)
Proceeds from sales of financial assets		38,332	957	7,879
Payments from purchase of financial assets		(46,762)
Interests received from financial assets		18	1,063	750
Payments from business combinations				(2,307)
Sale of interest in areas		13,867	382
Net cash flows used in investing activities		(109,161)	(163,879)	(82,251)
Financing activities:
Payments of loans		(174,913)	(93,456)	(55,734)
Payments of interests		(60,681)	(41,606)	(26,275)
Proceeds from loans		139,018	97,351	39,673
Repurchase of treasury shares		(550)	(280)	(120)
Payments of leases		(23,290)	(15,208)
Payments of interests in relation to income tax		(696)	(583)
Dividends paid			(2,300)	(1,200)
Net cash flows used in financing activities		(121,112)	(56,082)	(43,656)
Translation differences provided by cash and cash equivalents		9,575	22,896	18,139
Reclassification of assets held for disposal		0		0
Net (Decrease) / Increase in cash and cash equivalents		(11,482)	20,072	17,290
Cash and cash equivalents at the beginning of the fiscal year		66,100	46,028	28,738
Cash and cash equivalents at the end of the fiscal year		54,618	66,100	46,028
Net (Decrease) / Increase in cash and cash equivalents		$ (11,482)	$ 20,072	$ 17,290

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in the statement.
[2]	Includes 11,101 and 11,184 for the fiscal year ended December 31, 2020 and 2019, respectively, for payment of short-term leases and payments of the variable charge of leases related to the underlying asset performance/use.